Newbuilding	9 Months Ended
Sep. 30, 2016
Newbuildings [Abstract]
Newbuilding	NEWBUILDING In July 2016, on closing of the joint venture agreement with Stonepeak, we contributed our subsidiary that owns the FSRU newbuilding to Golar Power (see note 4).